Financial Data by Segment and Geographic Area - Schedule of Revenue by Solutions (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	$ 546.1	$ 488.4	$ 670.8	$ 623.4	$ 611.6
HCM [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	546.1	488.4
HCM [Member] | Cloud Revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	386.0	288.0	404.3	297.8	225.2
HCM [Member] | Bureau Revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	$ 160.1	$ 200.4	$ 266.5	$ 325.6	$ 386.4